Transactions with Related Parties: (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Transactions With Related Parties Abstract
Payroll and related expenses to related parties employed by the Company	[1]	$ 496	$ 512	$ 1,241
Compensation to directors	[2]	418	412	733
Consultant services	[3]		616
Interest and discounting of loans from Jeff’s Brands related parties	[4]	40	145	172
Finance expense on Screenz payable balance		192		169
Eventer sales and marketing expenses to Keshet		165		279
Eventer revenues from related parties		(7)	(20)	(23)
Eventer general and administrative expenses to Screenz		$ 23	$ 9	$ 13

[1]	Includes granted options benefit aggregated to USD 160 thousands, USD 149 thousands and USD 583 thousand for the six months ended June 30, 2022, six months ended June 30, 2021 and year ended December 31, 2021, respectively.
[2]	Includes granted options benefit aggregated to USD 183 thousands, USD 173 thousands and USD 195 thousand for the six months ended June 30, 2022, six months ended June 30, 2021 and year ended December 31, 2021, respectively.
[3]	Includes granted options benefit aggregated to USD 259 thousands for the six months ended June 30, 2021.
[4]	Julia Gerasimova, Kfir Zilbrman and Victor Hacmon are related party of Jeff Brands.